Summary of Material Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Jun. 30, 2024
Plant and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	3 years
Vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	5 years